Management, performance and founders fees (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Management, Performance and Founders Fees [Abstract]
Schedule of investment fee expenses
Investment fee expenses related to the Investment Agreement, which are included in net investment income in the condensed consolidated statements of income (loss) for the three and nine months ended September 30, 2014 and 2013 are as follows:

	For the three months ended		For the nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
	($ in thousands)
Management fees - Third Point LLC	$1,290	$978	$3,718	$2,497
Management fees - Founders	7,315	5,545	21,075	14,149
Performance fees - Third Point Advisors LLC	(165)	13,035	21,837	41,104
	$8,440	$19,558	$46,630	$57,750

Investment fee expenses related to the Investment Agreement, which are included in net investment income in the consolidated statements of income (loss) for the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
	($ in thousands)
Management fees - Third Point LLC	$3,651	$2,444
Management fees - Founders	20,686	13,854
Performance fees - Third Point Advisors LLC	62,996	33,913
	$87,333	$50,211